Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
SHORT-TERM BORROWINGS [Abstract]
SHORT-TERM BORROWINGS

14. SHORT-TERM BORROWINGS

Short-term borrowings as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Borrowing from China Merchant Bank	-	829,829
Borrowing from Shanghai Pudong Development Bank	-	8,689
Borrowing from Pingan Bank	-	19,000
Borrowing from others	-	1,331

Total short-term borrowings	-	858,849

In May 2011, the Group obtained a borrowing of US$81.0 million (equivalent to RMB510.4 million), which is repayable in May 2012, from China Merchant Bank. In September 2011, the Group obtained a borrowing of US$50.7 million (equivalent to RMB319.4 million), repayable in September 2012, from China Merchant Bank. These two borrowings were collateralized by a pledge of short-term investments with amounts of RMB541.5 million and RMB332.5 million, and carried interest rates of 2.54% and 2.51% per annum, respectively.

In December 2011, the Group obtained a borrowing of RMB8.7 million, repayable in April 2012, from Shanghai Pudong Development Bank. The borrowing was collateralized by a pledge of short term investments of RMB20.0 million and carries an interest rate of 5.49% per annum.

In December 2011, the Group obtained a borrowing of RMB19.0 million, repayable in April 2012, from Pingan Bank. The borrowing was collateralized by a pledge of short term investments of RMB20.0 million and carries an interest rate of 6.41% per annum.

The movement of short-term borrowings during the years ended December 31, 2010 and 2011 are as follows:

	For the Years Ended December 31,
	2010	2011
	RMB	RMB
Balance at beginning of year	15,000	-
Add: Current year additions	-	876,850
Current year additions from acquisition	-	2,421
Less: Current year repayment	(15,000)	(1,090)
Foreign currency translation	-	(19,332)

Balance at end of year	-	858,849